UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                           FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Paradigm Advisors, LLC
Address:    200 Crescent Court, Suite 1150
            Dallas, TX 75201

Form 13F File Number:  028-13285
                    ------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Dunk
Title:      Member
Phone:      (214) 756-6065

Signature, Place, and Date of Signing:


    /s/  William Dunk                   Dallas, TX           November 16, 2009
         (Signature]                   [City, State]             [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total:       $ 70,753 (thousands)

List of Other Included Managers:               None

                                               FORM 13F INFORMATION TABLE
                                          3RD QUARTER ENDING SEPTEMBER 30, 2009

COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4  COLUMN 5    COLUMN 6  COLUMN 7                 COLUMN 8
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                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER      SOLE   SHARED  NONE
                                                      (X$1000)   PRN AMT     PRN CALL  DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT TRAVEL CO          COM            01748X102  3,809     100,000 SH  PUT       Sole                      100,000
ALLIANCE DATA SYSTEMS CORP   COM            018581108  3,665      60,000 SH  PUT       Sole                       60,000
ALLIANCE DATA SYSTEMS CORP   COM            018581108  4,886      80,000 SH  PUT       Sole                       80,000
AMEDISYS INC                 COM            023436108  4,363     100,000 SH  PUT       Sole                      100,000
AMEDISYS INC                 COM            023436108  3,927      90,000 SH  PUT       Sole                       90,000
AUTOZONE INC                 COM            053332102  5,849      40,000 SH  PUT       Sole                       40,000
COMCAST CORP NEW             COM            20030N101  4,343     257,300 SH            Sole                      257,300
DIRECTV GROUP INC            COM            25459L106  1,702      61,700 SH            Sole                       61,700
GENERAL ELECTRIC CO          COM            369604103  1,970     120,000 SH  PUT       Sole                      120,000
GREEN MTN CFFE ROASTERS INC  COM            393122106  4,430      60,000 SH  PUT       Sole                       60,000
HARLEY DAVIDSON INC          COM            412822108  2,300     100,000 SH  PUT       Sole                      100,000
HOME DEPOT INC               COM            437076102  5,943     223,100 SH            Sole                      223,100
LUMBER LIQUIDATORS INC       COM            55003Q103    258      11,900 SH  PUT       Sole                       11,900
LUMBER LIQUIDATORS INC       COM            55003Q103  1,735      80,000 SH  PUT       Sole                       80,000
MOLSON COORS BREWING CO      COM            60871R209  3,675      75,500 SH            Sole                       75,500
MONSTER WORLDWIDE INC        COM            611742107  2,272     130,000 SH  PUT       Sole                      130,000
POOL CORPORATION             COM            73278L105  2,666     120,000 SH  PUT       Sole                      120,000
WAL MART STORES INC          COM            931142103  5,699     116,100 SH            Sole                      116,100
WINDSTREAM CORP              COM            97381W104  2,943     290,500 SH            Sole                      290,500
WORLD ACCEP CORP DEL         COM            981419104  2,521     100,000 SH  PUT       Sole                      100,000
ZIONS BANCORPORATION         COM            989701107  1,797     100,000 SH  PUT       Sole                      100,000



